TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated February 17, 2009

To The

Prospectus Dated May 1, 2008

Effective the close of business on February 27, 2009, the following funds:

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation Fund - Aggressive Growth II

MTB Managed Allocation Fund - Conservative Growth II

(the “MTB Subaccounts”), will be closed to new investment. “Closed to new investment” means no one can allocate additional amounts (either through policy transfer or additional premium) to the MTB Subaccounts after February 27, 2009.

If you have any amount in the MTB Subaccounts on February 27, 2009 until April 24, 2009, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the MTB Subaccounts into other subaccounts;

•	withdraw amounts from the MTB Subaccounts; and

•	maintain your current investment in the MTB Subaccounts.

You have received notice of the liquidation of the MTB Subaccounts on April 24, 2009.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the MTB Subaccounts, you need to provide us with new instructions for amounts that would have otherwise gone into the MTB Subaccounts.

As always, the availability of any subaccount as an investment option, including the MTB Subaccounts, is subject to change. See the prospectus for more information concerning the addition, deletion or substitution of investments.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2008

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated February 17, 2009

To The

Prospectus Dated May 1, 2008

Effective the close of business on April 24, 2009 the MTB Managed Allocation Fund – Moderate Growth II subaccount will be closed to new investment. “Closed to new investment” means no one can allocate additional amounts (either through policy transfer or additional premium) to the MTB Managed Allocation Fund – Moderate Growth II subaccount after April 24, 2009.

If you have any amount in the MTB Managed Allocation Fund – Moderate Growth II subaccount on April 24, 2009, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the MTB Managed Allocation Fund – Moderate Growth II subaccount into other subaccounts;

•	withdraw amounts from the MTB Managed Allocation Fund – Moderate Growth II subaccount; and

•	maintain your current investment in the MTB Managed Allocation Fund – Moderate Growth II subaccount.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the MTB Managed Allocation Fund – Moderate Growth II subaccount, you need to provide us with new instructions for amounts that would have otherwise gone into the MTB Managed Allocation Fund – Moderate Growth II subaccount.

As always, the availability of any subaccount as an investment option, including the MTB Managed Allocation Fund – Moderate Growth II subaccount, is subject to change. See the prospectus for more information concerning the addition, deletion or substitution of investments.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2008